Interim Reporting	3 Months Ended
Mar. 25, 2018
Quarterly Financial Information Disclosure [Abstract]
Interim Reporting

(2) Interim Reporting:

The Partnership owns and operates eleven amusement parks, two separately gated outdoor water parks, one indoor water park and four hotels. The Partnership’s seasonal amusement parks are generally open during weekends beginning in April or May, and then daily from Memorial Day until Labor Day, after which they are open during weekends in September and, in most cases, October for Halloween events. The two separately gated outdoor water parks also operate seasonally, generally from Memorial Day to Labor Day, plus some additional weekends before and after this period. As a result, a substantial portion of the Partnership’s revenues from these parks are generated during an approximate 130 - to 140 -day operating season with the major portion concentrated in the third quarter during the peak vacation months of July and August. Five of the seasonal properties are open approximately 20 to 25 days to include WinterFest, a holiday event operating during November and December showcasing holiday shows and festivities. Knott’s Berry Farm continues to be open daily on a year-round basis. Castaway Bay is generally open daily from Memorial Day to Labor Day with an additional limited daily schedule for the balance of the year.

To assure that these highly seasonal operations will not result in misleading comparisons of current and subsequent interim periods, the Partnership has adopted the following accounting and reporting procedures for its seasonal parks: (a) revenues from multi-use products are recognized over the estimated number of uses expected for each type of product; and the estimated number of uses is reviewed and may be updated periodically during the operating season prior to the ticket or product expiration, which generally occurs no later than the close of the operating season; (b) depreciation, certain advertising and certain seasonal operating costs are expensed over each park’s operating season, including some costs incurred prior to the season, which are deferred and amortized over the season; and (c) all other costs are expensed as incurred or ratably over the entire year.